UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (76.6%)
		Consumer Discretionary (12.8%)
4,561,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	$4,378,560
986,000		Boyd Gaming Corp. 7.125%, 02/01/16	884,935
3,945,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	3,846,375
		DISH Network Corp.
6,213,000		7.125%, 02/01/16µ	6,259,597
2,465,000		7.875%, 09/01/19	2,557,438
6,681,000		GameStop Corp.µ 8.000%, 10/01/12	6,881,430
		General Motors Corp.
6,410,000		7.200%, 01/15/11	1,778,775
4,734,000		7.125%, 07/15/13	1,301,850
4,931,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	4,240,660
7,150,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	6,828,250
9,172,000		Hasbro, Inc.µ 6.600%, 07/15/28	9,535,541
1,844,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,046,840
1,479,000		J.C. Penney Company, Inc.µ 7.650%, 08/15/16	1,589,925
5,503,000		Jarden Corp. 7.500%, 05/01/17	5,558,030
3,166,000		Kellwood Company 7.625%, 10/15/17	1,614,660
3,452,000		Liberty Media Corp.µ 8.250%, 02/01/30	3,158,580
3,871,000		Mandalay Resort Group 7.625%, 07/15/13	3,435,513
5,749,000		NetFlix, Inc.* 8.500%, 11/15/17	6,093,940
937,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	960,425
		Royal Caribbean Cruises, Ltd.µ
11,736,000		7.500%, 10/15/27	10,313,010
986,000		7.000%, 06/15/13	983,535
		Service Corp. International
8,383,000		7.500%, 04/01/27µ	7,796,190
1,972,000		7.625%, 10/01/18µ	2,006,510
986,000		8.000%, 11/15/21	992,163
1,479,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	1,464,210
986,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,052,555
8,481,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	8,502,202
1,972,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	2,994,632

			109,056,331

		Consumer Staples (4.4%)
1,686,000		Chattem, Inc.µ 7.000%, 03/01/14	1,732,365
4,191,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	4,274,820
		Constellation Brands, Inc.
4,773,000		7.250%, 09/01/16µ	4,820,730
986,000		7.250%, 05/15/17	994,628
1,346,000		Del Monte Foods Company* 7.500%, 10/15/19	1,389,745
4,438,000		NBTY, Inc.µ 7.125%, 10/01/15	4,504,570
		Reynolds American, Inc.
3,945,000		7.625%, 06/01/16µ	4,459,976
3,945,000		7.250%, 06/15/37 ~	4,046,907
		Smithfield Foods, Inc.
9,862,000		7.750%, 07/01/17	9,220,970
1,972,000		7.750%, 05/15/13	1,907,910

			37,352,621

		Energy (18.7%)
4,438,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	4,748,660
4,438,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	4,415,810
		Berry Petroleum Company
1,972,000		10.250%, 06/01/14	2,169,200
720,000		8.250%, 11/01/16	721,800
1,479,000		Bill Barrett Corp. 9.875%, 07/15/16	1,597,320
6,780,000		Bristow Group, Inc.µ 7.500%, 09/15/17	6,864,750
		Chesapeake Energy Corp.
3,945,000		9.500%, 02/15/15µ	4,319,775
3,185,000		6.875%, 11/15/20	3,081,488
2,465,000		Complete Production Services, Inc. ~ 8.000%, 12/15/16	2,452,675
8,087,000		Comstock Resources, Inc. 8.375%, 10/15/17	8,430,697
5,345,000		Concho Resources, Inc. 8.625%, 10/01/17	5,598,887
1,972,000		Continental Resources, Inc.* 8.250%, 10/01/19	2,055,810
7,444,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	7,406,780
2,959,000		Frontier Oil Corp.µ 8.500%, 09/15/16	3,106,950
4,614,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,602,465
9,862,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	10,157,860
6,632,000		Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	6,731,480

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Mariner Energy, Inc.µ
5,843,000		8.000%, 05/15/17	$5,740,747
3,452,000		11.750%, 06/30/16	3,909,390
6,805,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	6,822,012
		Petroplus Holdings, AG*
5,917,000		9.375%, 09/15/19	5,887,415
1,972,000		6.750%, 05/01/14	1,833,960
493,000		7.000%, 05/01/17	444,933
4,438,000		Pride International, Inc.µ 8.500%, 06/15/19	5,103,700
		Range Resources Corp.
2,298,000		8.000%, 05/15/19µ	2,458,860
986,000		7.500%, 10/01/17	1,027,905
5,424,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	5,650,718
7,495,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	7,457,525
5,128,000		Swift Energy Company 8.875%, 01/15/20	5,384,400
17,258,000		Valero Energy Corp.µ 7.500%, 06/15/15	17,680,062
3,521,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	3,556,210
6,854,000		Williams Companies, Inc. 7.750%, 06/15/31	7,849,989

			159,270,233

		Financials (7.1%)
6,164,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	6,451,138
10,848,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	10,983,600
6,706,000		Janus Capital Group, Inc. 6.950%, 06/15/17	6,648,577
		Leucadia National Corp.µ
10,720,000		8.125%, 09/15/15	11,014,800
2,357,000		7.000%, 08/15/13	2,410,032
6,903,000		Nuveen Investments, Inc. 10.500%, 11/15/15	6,419,790
937,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	944,028
		Senior Housing Properties Trustµ
4,931,000		8.625%, 01/15/12	5,140,567
3,484,000		7.875%, 04/15/15	3,501,420
6,903,000		SLM Corp.µ 8.450%, 06/15/18	6,774,901

			60,288,853

		Health Care (0.5%)
		Bio-Rad Laboratories, Inc.
1,972,000		8.000%, 09/15/16	2,055,810
1,972,000		7.500%, 08/15/13µ	2,021,300

			4,077,110

		Industrials (8.7%)
3,945,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	4,142,250
		Belden, Inc.
3,945,000		9.250%, 06/15/19*	4,221,150
2,362,000		7.000%, 03/15/17µ	2,308,855
986,000		Cummins, Inc. 7.125%, 03/01/28	987,909
5,962,000		Deluxe Corp.µ 7.375%, 06/01/15	5,708,615
13,807,000		Esterline Technologies Corp. 7.750%, 06/15/13	14,152,175
3,452,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	3,357,070
1,844,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,867,050
5,819,000		Interline Brands, Inc.µ 8.125%, 06/15/14	5,877,190
1,972,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,120,722
3,156,000		Kansas City Southernµ 13.000%, 12/15/13	3,708,300
8,383,000		Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	8,487,787
		Terex Corp.
6,903,000		8.000%, 11/15/17	6,626,880
1,869,000		7.375%, 01/15/14	1,883,018
3,205,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	3,245,062
2,702,000		Triumph Group, Inc.* 8.000%, 11/15/17	2,749,285
1,972,000		Wesco Distribution, Inc. 7.500%, 10/15/17	1,932,560

			74,375,878

		Information Technology (9.1%)
		Amkor Technology, Inc.µ
10,158,000		9.250%, 06/01/16	10,665,900
2,959,000		7.750%, 05/15/13	2,977,494
		Anixter International, Inc.µ
4,931,000		5.950%, 03/01/15	4,690,614
986,000		10.000%, 03/15/14	1,093,227
2,702,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	2,894,180
8,383,000		Celestica, Inc.µ 7.625%, 07/01/13	8,707,841
3,366,000		Flextronics International, Ltd. 6.500%, 05/15/13	3,416,490
5,868,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	5,251,860
		Jabil Circuit, Inc.
5,424,000		8.250%, 03/15/18µ	5,925,720
986,000		7.750%, 07/15/16	1,055,020
404,000		JDA Software Group, Inc.* 8.000%, 12/15/14	420,160

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

5,917,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	$6,338,586
2,890,000		Lexmark International, Inc.µ 6.650%, 06/01/18	2,938,538
3,452,000		Seagate Technologyµ 6.800%, 10/01/16	3,456,315
1,972,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	2,016,370
15,611,000		Xerox Corp.µ 7.625%, 06/15/13	15,979,997

			77,828,312

		Materials (10.3%)
2,071,000		Airgas, Inc.µ* 7.125%, 10/01/18	2,179,728
3,698,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	3,456,206
1,972,000		Anglo American, PLCµ* 9.375%, 04/08/14	2,390,271
858,000		Ashland, Inc.µ* 9.125%, 06/01/17	937,365
1,479,000		Ball Corp. 7.375%, 09/01/19	1,549,253
2,356,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	2,149,850
6,785,000		Greif, Inc. 7.750%, 08/01/19	7,039,437
		Ineos Group Holdings, PLC*
5,917,000	EUR	7.875%, 02/15/16	5,537,643
986,000		8.500%, 02/15/16	665,550
3,402,000		Mosaic Companyµ* 7.625%, 12/01/16	3,720,805
		Nalco Holding Company
3,518,000		8.250%, 05/15/17µ*	3,746,670
2,465,000	EUR	9.000%, 11/15/13	3,537,341
8,876,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	8,299,060
2,465,000		P.H. Glatfelter Company 7.125%, 05/01/16	2,378,725
6,903,000		Sealed Air Corp.µ* 6.875%, 07/15/33	6,579,242
4,359,000		Silgan Holdings, Inc. 7.250%, 08/15/16	4,544,257
10,641,000		Steel Dynamics, Inc. 7.750%, 04/15/16	10,933,627
5,463,000		Terra Industries, Inc.* 7.750%, 11/01/19	5,708,835
1,972,000		Texas Industries, Inc. 7.250%, 07/15/13	1,972,000
		Union Carbide Corp.µ
4,783,000		7.875%, 04/01/23	4,553,832
3,205,000		7.500%, 06/01/25	2,987,204
3,649,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,493,918

			88,360,819

		Telecommunication Services (4.4%)
5,957,000		CenturyTel, Inc.µ 6.875%, 01/15/28	5,891,425
8,087,000		Frontier Communications Corp.µ 9.000%, 08/15/31	8,046,565
6,903,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	6,903,000
6,903,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,178,185
6,903,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	6,264,473
4,438,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	4,460,190

			37,743,838

		Utilities (0.6%)
6,903,000		Energy Future Holdings Corp. 10.250%, 11/01/15	5,436,113

		TOTAL CORPORATE BONDS (Cost $656,951,276)	653,790,108

CONVERTIBLE BONDS (24.3%)
		Consumer Discretionary (2.4%)
		Interpublic Group of Companies, Inc.
5,000,000		4.750%, 03/15/23µ	4,937,500
1,000,000		4.250%, 03/15/23	992,500
13,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	13,487,500
2,320,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,368,800

			20,786,300

		Energy (1.4%)
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	8,140,000
400,000		Petrobank Energy & Resources, Ltd.* 5.125%, 07/10/15	588,500
3,000,000		St. Mary Land & Exploration Companyµ 3.500%, 04/01/27	2,955,000

			11,683,500

		Financials (0.4%)
		Health Care REIT, Inc.µ
1,970,000		4.750%, 07/15/27	2,147,300
1,000,000		4.750%, 12/01/26	1,093,750

			3,241,050

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Health Care (4.3%)
11,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	$10,939,375
16,500,000		Life Technologies Corp.µ 3.250%, 06/15/25	18,851,250
7,000,000		Millipore Corp.µ 3.750%, 06/01/26	7,122,500

			36,913,125

		Industrials (3.1%)
13,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	13,837,500
3,500,000		Suntech Power Holdings Company, Ltd.µ 3.000%, 03/15/13	2,716,875
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	9,668,750

			26,223,125

		Information Technology (10.3%)
1,620,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	1,235,250
5,000,000		Blackboard, Inc.µ 3.250%, 07/01/27	4,950,000
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	6,510,000
9,000,000		Informatica Corp.µ 3.000%, 03/15/26	11,385,000
41,000,000		Intel Corp.µ 2.950%, 12/15/35	38,898,750
21,000,000		Linear Technology Corp.µ 3.000%, 05/01/27	19,897,500
6,500,000		VeriSign, Inc. 3.250%, 08/15/37	5,451,875

			88,328,375

		Materials (2.4%)
2,000,000		Anglo American, PLC 4.000%, 05/07/14	3,081,000
4,800,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	5,232,000
10,090,000		Newmont Mining Corp.µ 3.000%, 02/15/12	11,780,075

			20,093,075

		TOTAL CONVERTIBLE BONDS (Cost $218,146,708)	207,268,550

U.S. GOVERNMENT AND AGENCY SECURITIES (0.4%)
		United States Treasury Note ~
2,367,000		1.500%, 10/31/10	2,389,747
572,000		2.125%, 04/30/10	574,972

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $2,964,115)	2,964,719

SOVEREIGN BOND (1.1%)
1,824,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $10,602,948)	9,474,233

SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
Corporate Bonds (1.1%)
		Consumer Discretionary (0.2%)
64,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	61,440
14,000		Boyd Gaming Corp. 7.125%, 02/01/16	12,565
55,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	53,625
		DISH Network Corp.
87,000		7.125%, 02/01/16µ	87,652
35,000		7.875%, 09/01/19	36,313
94,000		GameStop Corp.µ 8.000%, 10/01/12	96,820
		General Motors Corp.
90,000		7.200%, 01/15/11	24,975
66,000		7.125%, 07/15/13	18,150
69,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	59,340
100,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	95,500
128,000		Hasbro, Inc.µ 6.600%, 07/15/28	133,073
26,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	28,860
21,000		J.C. Penney Company, Inc.µ 7.650%, 08/15/16	22,575
77,000		Jarden Corp. 7.500%, 05/01/17	77,770
44,000		Kellwood Company 7.625%, 10/15/17	22,440
48,000		Liberty Media Corp.µ 8.250%, 02/01/30	43,920
54,000		Mandalay Resort Group 7.625%, 07/15/13	47,925
81,000		NetFlix, Inc.* 8.500%, 11/15/17	85,860
13,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	13,325
		Royal Caribbean Cruises, Ltd.µ
164,000		7.500%, 10/15/27	144,115
14,000		7.000%, 06/15/13	13,965
		Service Corp. International
117,000		7.500%, 04/01/27µ	108,810
28,000		7.625%, 10/01/18µ	28,490
14,000		8.000%, 11/15/21	14,088
21,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	20,790
14,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	14,945

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

119,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	$119,297
28,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	42,520

			1,529,148

		Consumer Staples (0.1%)
24,000		Chattem, Inc.µ 7.000%, 03/01/14	24,660
59,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	60,180
		Constellation Brands, Inc.
67,000		7.250%, 09/01/16µ	67,670
14,000		7.250%, 05/15/17	14,122
19,000		Del Monte Foods Company* 7.500%, 10/15/19	19,617
62,000		NBTY, Inc.µ 7.125%, 10/01/15	62,930
		Reynolds American, Inc.
55,000		7.625%, 06/01/16µ	62,180
55,000		7.250%, 06/15/37 ~	56,421
		Smithfield Foods, Inc.
138,000		7.750%, 07/01/17	129,030
28,000		7.750%, 05/15/13	27,090

			523,900

		Energy (0.3%)
62,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	66,340
62,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	61,690
		Berry Petroleum Company
28,000		10.250%, 06/01/14	30,800
10,000		8.250%, 11/01/16	10,025
21,000		Bill Barrett Corp. 9.875%, 07/15/16	22,680
95,000		Bristow Group, Inc.µ 7.500%, 09/15/17	96,187
		Chesapeake Energy Corp.
55,000		9.500%, 02/15/15µ	60,225
45,000		6.875%, 11/15/20	43,538
35,000		Complete Production Services, Inc. ~ 8.000%, 12/15/16	34,825
113,000		Comstock Resources, Inc. 8.375%, 10/15/17	117,802
75,000		Concho Resources, Inc. 8.625%, 10/01/17	78,563
28,000		Continental Resources, Inc.* 8.250%, 10/01/19	29,190
104,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	103,480
41,000		Frontier Oil Corp.µ 8.500%, 09/15/16	43,050
65,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	64,838
138,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	142,140
93,000		Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	94,395
		Mariner Energy, Inc.µ
82,000		8.000%, 05/15/17	80,565
48,000		11.750%, 06/30/16	54,360
95,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	95,237
		Petroplus Holdings, AG*
83,000		9.375%, 09/15/19	82,585
28,000		6.750%, 05/01/14	26,040
7,000		7.000%, 05/01/17	6,318
62,000		Pride International, Inc.µ 8.500%, 06/15/19	71,300
		Range Resources Corp.
32,000		8.000%, 05/15/19µ	34,240
14,000		7.500%, 10/01/17	14,595
76,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	79,177
105,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	104,475
72,000		Swift Energy Company 8.875%, 01/15/20	75,600
242,000		Valero Energy Corp.µ 7.500%, 06/15/15	247,918
49,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	49,490
96,000		Williams Companies, Inc. 7.750%, 06/15/31	109,950

			2,231,618

		Financials (0.1%)
86,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	90,006
152,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	153,900
94,000		Janus Capital Group, Inc. 6.950%, 06/15/17	93,195
		Leucadia National Corp.µ
150,000		8.125%, 09/15/15	154,125
33,000		7.000%, 08/15/13	33,743
97,000		Nuveen Investments, Inc. 10.500%, 11/15/15	90,210
13,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	13,098
		Senior Housing Properties Trustµ
69,000		8.625%, 01/15/12	71,932
49,000		7.875%, 04/15/15	49,245
97,000		SLM Corp.µ 8.450%, 06/15/18	95,200

			844,654

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Health Care (0.0%)
		Bio-Rad Laboratories, Inc.
28,000		8.000%, 09/15/16	$29,190
28,000		7.500%, 08/15/13µ	28,700

			57,890

		Industrials (0.1%)
55,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	57,750
		Belden, Inc.
55,000		9.250%, 06/15/19*	58,850
33,000		7.000%, 03/15/17µ	32,258
14,000		Cummins, Inc. 7.125%, 03/01/28	14,027
83,000		Deluxe Corp.µ 7.375%, 06/01/15	79,473
193,000		Esterline Technologies Corp. 7.750%, 06/15/13	197,825
48,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	46,680
26,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	26,325
81,000		Interline Brands, Inc.µ 8.125%, 06/15/14	81,810
28,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	44,310
44,000		Kansas City Southernµ 13.000%, 12/15/13	51,700
117,000		Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	118,462
		Terex Corp.
97,000		8.000%, 11/15/17	93,120
26,000		7.375%, 01/15/14	26,195
45,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	45,563
38,000		Triumph Group, Inc.* 8.000%, 11/15/17	38,665
28,000		Wesco Distribution, Inc. 7.500%, 10/15/17	27,440

			1,040,453

		Information Technology (0.1%)
		Amkor Technology, Inc.µ
142,000		9.250%, 06/01/16	149,100
41,000		7.750%, 05/15/13	41,256
		Anixter International, Inc.µ
69,000		5.950%, 03/01/15	65,636
14,000		10.000%, 03/15/14	15,523
38,000		Arrow Electronics, Inc. ~ 6.875%, 06/01/18	40,703
117,000		Celestica, Inc.µ 7.625%, 07/01/13	121,534
47,000		Flextronics International, Ltd. 6.500%, 05/15/13	47,705
82,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	73,390
		Jabil Circuit, Inc.
76,000		8.250%, 03/15/18µ	83,030
14,000		7.750%, 07/15/16	14,980
6,000		JDA Software Group, Inc.* 8.000%, 12/15/14	6,240
83,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	88,914
40,000		Lexmark International, Inc.µ 6.650%, 06/01/18	40,672
48,000		Seagate Technologyµ 6.800%, 10/01/16	48,060
28,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	28,630
219,000		Xerox Corp.µ 7.625%, 06/15/13	224,176

			1,089,549

		Materials (0.1%)
29,000		Airgas, Inc.µ* 7.125%, 10/01/18	30,522
52,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	48,600
28,000		Anglo American, PLCµ* 9.375%, 04/08/14	33,939
12,000		Ashland, Inc.µ* 9.125%, 06/01/17	13,110
21,000		Ball Corp. 7.375%, 09/01/19	21,998
33,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	30,113
95,000		Greif, Inc. 7.750%, 08/01/19	98,562
		Ineos Group Holdings, PLC*
83,000	EUR	7.875%, 02/15/16	77,679
14,000		8.500%, 02/15/16	9,450
48,000		Mosaic Companyµ* 7.625%, 12/01/16	52,498
		Nalco Holding Company
49,000		8.250%, 05/15/17µ*	52,185
35,000	EUR	9.000%, 11/15/13	50,226
124,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	115,940
35,000		P.H. Glatfelter Company 7.125%, 05/01/16	33,775
97,000		Sealed Air Corp.µ* 6.875%, 07/15/33	92,451
61,000		Silgan Holdings, Inc. 7.250%, 08/15/16	63,592
149,000		Steel Dynamics, Inc. 7.750%, 04/15/16	153,097
77,000		Terra Industries, Inc.* 7.750%, 11/01/19	80,465

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

28,000		Texas Industries, Inc. 7.250%, 07/15/13	$28,000
		Union Carbide Corp.µ
67,000		7.875%, 04/01/23	63,790
45,000		7.500%, 06/01/25	41,942
51,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	48,832

			1,240,766

		Telecommunication Services (0.1%)
83,000		CenturyTel, Inc.µ 6.875%, 01/15/28	82,086
113,000		Frontier Communications Corp.µ 9.000%, 08/15/31	112,435
97,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	97,000
97,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	86,815
97,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	88,028
62,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	62,310

			528,674

		Utilities (0.0%)
97,000		Energy Future Holdings Corp. 10.250%, 11/01/15	76,387

		TOTAL CORPORATE BONDS	9,163,039

U.S. Government and Agency Securities (0.0%)
		United States Treasury Note ~
33,000		1.500%, 10/31/10	33,317
8,000		2.125%, 04/30/10	8,042

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	41,359

Sovereign Bond (0.0%)
26,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	135,049

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Consumer Discretionary (0.1%)
180		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	495,900

		Information Technology (0.1%)
175		Apple, Inc. Call, 01/21/12, Strike $210.00	632,625
110		Mastercard, Inc. Call, 01/21/12, Strike $250.00	532,950

			1,165,575

		TOTAL PURCHASED OPTIONS	1,661,475

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $11,475,381)	11,000,922

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.5%)
		Consumer Staples (3.5%)
455,000		Archer-Daniels-Midland Companyµ 6.250%	19,519,500
17,500		Bunge, Ltd.µ 5.125%	10,423,438

			29,942,938

		Financials (3.9%)
185,000		Affiliated Managers Group, Inc.µ 5.150%	6,105,000
175,000		American International Group, Inc.µ 8.500%	1,625,750
19,500		Bank of America Corp.µ 7.250%	17,647,500
35,000		Reinsurance Group of America, Inc. 5.750%	2,242,800
5,800		Wells Fargo & Companyµ 7.500%	5,467,080

			33,088,130

		Health Care (1.5%)
11,750		Mylan, Inc.µ 6.500%	13,218,750

		Industrials (0.9%)
8,500		Stanley Worksµ‡ 5.125%	7,769,000

		Materials (3.7%)
182,500		Freeport-McMoRan Copper & Gold, Inc.µ 6.750%	17,967,125
210,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)µ§ 5.500%	10,473,750
40,000		Vale, SA 6.750%	3,020,400

			31,461,275

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $141,378,584)	115,480,093

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (6.7%) +*
	Energy (4.8%)
73,600	BNP Paribas, SA (Devon Energy Corp.) 12.000%, 06/17/10	$4,974,624
162,000	BNP Paribas, SA (ENSCO International, Inc.) 12.000%, 07/26/10	6,507,540
73,000	Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	5,234,100
59,000	Deutsche Bank, AG (Apache Corp.) 8.000%, 06/10/10	5,793,800
163,000	Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000%, 02/16/10	5,903,860
219,000	Goldman Sachs Group, Inc. (Halliburton Company) 12.000%, 04/30/10	6,458,310
160,000	Goldman Sachs Group, Inc. (Noble Corp.) 12.000%, 06/30/10	6,534,400

		41,406,634

	Health Care (0.6%)
135,000	Deutsche Bank, AG (Medtronic, Inc.) 11.000%, 05/27/10	5,084,100

	Materials (1.3%)
139,000	Credit Suisse Group (Barrick Gold Corp.) 12.000%, 04/19/10	4,953,960
87,000	JPMorgan Chase & Company (Freeport-McMoRan Copper & Gold, Inc.) 12.000%, 05/19/10	5,996,040

		10,950,000

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $57,373,946)	57,440,734

NUMBER OF
SHARES		VALUE

COMMON STOCKS (4.2%)
	Financials (1.2%)
282,712	MetLife, Inc.	9,985,388

	Health Care (2.2%)
496,671	Merck & Company, Inc.	18,962,899

	Industrials (0.8%)
224,388	Avery Dennison Corp.µ	7,294,854

	TOTAL COMMON STOCKS (Cost $40,554,208)	36,243,141

SHORT TERM INVESTMENT (2.2%)
18,584,317	Fidelity Prime Money Market Fund - Institutional Class (Cost $18,584,317)	18,584,317

TOTAL INVESTMENTS (130.3%) (Cost $1,158,031,483)		1,112,246,817

LIABILITIES, LESS OTHER ASSETS (-30.3%)		(258,558,513)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$853,688,304

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $672,291,948. $172,158,373 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $84,861,742 or 9.9% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral for written options and swaps aggregating a total value of $10,704,659.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(842,351)

BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(1,143,537)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(652,124)

					$(2,638,012)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at January 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:

Cost basis of Investments	$1,180,115,150

Gross unrealized appreciation	33,726,003
Gross unrealized depreciation	(101,594,336)

Net unrealized appreciation (depreciation)	$(67,868,333)

NOTE 3 – BORROWINGS

On May 15, 2008, the Fund entered into a Revolving Credit and Security Agreement with conduit lenders and a bank that allowed it to borrow up to an initial limit of $413.4 million. Borrowings under the Revolving Credit and Security Agreement were secured by assets of the Fund. Interest was charged at a rate above the conduits’ commercial paper issuance rate and was payable monthly. Under the Revolving Credit and Security Agreement, the Fund also paid a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit.

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2010, the average borrowings and the average interest rate were $270,000,000 and 1.24%, respectively. As of January 31, 2010, the amount of such outstanding borrowings is $270,000,000. The interest rate applicable to the borrowings on January 31, 2010 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments, or to hedge the interest rate risk on the fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$36,243,141	$—
Convertible Preferred Stocks	91,182,655	—
Synthetic Convertible Securities (Purchased Options)	1,661,475	—
Short Term Investments	18,584,317	—
Level 2 – Other significant observable inputs
Convertible Bonds	207,268,550	—
Corporate Bonds	653,790,108	—
U.S. Government and Agency Securities	2,964,719	—
Sovereign Bond	9,474,233	—
Convertible Preferred Stocks	24,297,438	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Securities, Sovereign Bond)	9,339,447	—
Structured Equity-Linked Securities	57,440,734	—
Interest Rate Swaps	—	(2,638,012)

Total	$1,112,246,817	$(2,638,012)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010